Fair Value Measurements (Details) - Schedule of fair value hierarchy	9 Months Ended
Sep. 30, 2022 USD ($)
Warrant liability - Public Warrants [Member]
Financial liabilities:
Warrant liability	$ 2,242,500
Warrant liability - Private Warrants [Member]
Financial liabilities:
Warrant liability	1,906,056
Total [Member]
Financial liabilities:
Warrant liability	4,148,556
Level 1 [Member] | Warrant liability - Public Warrants [Member]
Financial liabilities:
Warrant liability	2,242,500
Level 1 [Member] | Warrant liability - Private Warrants [Member]
Financial liabilities:
Warrant liability
Level 1 [Member] | Total [Member]
Financial liabilities:
Warrant liability	2,242,500
Level 2 [Member] | Warrant liability - Public Warrants [Member]
Financial liabilities:
Warrant liability
Level 2 [Member] | Warrant liability - Private Warrants [Member]
Financial liabilities:
Warrant liability
Level 2 [Member] | Total [Member]
Financial liabilities:
Warrant liability
Level 3 [Member] | Warrant liability - Public Warrants [Member]
Financial liabilities:
Warrant liability
Level 3 [Member] | Warrant liability - Private Warrants [Member]
Financial liabilities:
Warrant liability	1,906,056
Level 3 [Member] | Total [Member]
Financial liabilities:
Warrant liability	$ 1,906,056